SHARE-BASED COMPENSATION - Expense related to the Time Vesting Units over the vesting term (Details) - EVGO HOLDCO, LLC AND EVGO SERVICES, LLC - Incentive Units	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Annual risk-free rate of return	0.32%	1.62%	1.62%
Expected volatility	37.20%	32.50%	32.50%
Expected term (years)	3 years 11 months 16 days	4 years 11 months 16 days	4 years 11 months 16 days
Dividend yield			0.00%